Cover	May 23, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 23, 2025
Entity File Number	001-34155
Entity Registrant Name	FIRST SAVINGS FINANCIAL GROUP, INC.
Entity Central Index Key	0001435508
Entity Tax Identification Number	37-1567871
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	702 North Shore Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Jeffersonville
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47130
City Area Code	812
Local Phone Number	283-0724
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FSFG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false